VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—67.8%
Aerospace & Defense—1.8%
AeroVironment, Inc. 0.000%, 7/15/30	$1,545	$2,158
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	960	1,149
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	125	1,533
		4,840

Auto Manufacturers—0.7%
Rivian Automotive, Inc. 4.625%, 3/15/29	1,795	1,768
Automotive Parts & Equipment—0.3%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	810	891
Biotechnology—4.4%
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	1,605	2,640
144A 0.000%, 9/15/28(1)	535	534
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,060	1,708
144A 1.750%, 3/1/31(1)	760	1,148
Celcuity, Inc. 2.750%, 8/1/31	380	683
Cytokinetics, Inc. 144A 1.750%, 10/1/31(1)	1,315	1,629
Ionis Pharmaceuticals, Inc. 1.750%, 6/15/28	1,235	1,880
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	1,515	1,775
		11,997

Commercial Services—0.9%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	1,305	1,417
Shift4 Payments, Inc. 0.500%, 8/1/27	1,030	1,012
		2,429

Computers—7.9%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	2,370	2,763
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	3,670	4,863
Parsons Corp. 2.625%, 3/1/29	1,855	2,117
Seagate HDD Cayman 3.500%, 6/1/28	865	2,708
Super Micro Computer, Inc. 3.500%, 3/1/29	1,585	1,686
Western Digital Corp. 3.000%, 11/15/28	1,385	5,547
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	1,690	1,743
		21,427

	Par Value	Value

Diversified REITs—0.9%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	$2,210	$2,331
Electric Utilities—3.5%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	2,575	3,224
Southern Co. (The) 144A 3.250%, 6/15/28(1)	3,585	3,648
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	2,520	2,597
		9,469

Electronics—1.6%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	1,555	2,239
OSI Systems, Inc. 2.250%, 8/1/29	1,350	2,126
		4,365

Engineering & Construction—0.7%
Granite Construction, Inc. 3.250%, 6/15/30	1,380	2,011
Entertainment—2.3%
IMAX Corp. 0.500%, 4/1/26	1,480	1,732
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	4,200	4,461
		6,193

Financial Services—4.1%
Coinbase Global, Inc.
0.500%, 6/1/26	3,135	3,518
144A 0.000%, 10/1/29(1)	1,700	1,838
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	1,455	1,435
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	2,120	3,010
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	320	283
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,005	1,027
		11,111

Health Care REITs—2.0%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	3,640	5,400
Healthcare-Products—3.5%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	1,545	2,204
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,215	1,224
Guardant Health, Inc. 1.250%, 2/15/31	1,640	2,797
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,275	1,849
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28	$775	$821
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	540	735
		9,630

Healthcare-Services—0.4%
Oscar Health, Inc. 144A 2.250%, 9/1/30(1)	1,015	1,096
Home Builders—0.4%
Meritage Homes Corp. 1.750%, 5/15/28	1,050	1,046
Industrial REITs—0.6%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	1,590	1,590
Internet—5.2%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,135	2,007
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	2,210	2,440
Opendoor Technologies, Inc. 144A 7.000%, 5/15/30(1)	95	485
Spotify USA, Inc. 0.000%, 3/15/26	1,135	1,464
Trip.com Group Ltd. 0.750%, 6/15/29	1,225	1,495
Uber Technologies, Inc.
0.000%, 12/15/25	2,780	3,307
0.875%, 12/1/28	400	582
Wayfair, Inc. 3.250%, 9/15/27	1,390	2,379
		14,159

Investment Companies—2.8%
Cipher Mining, Inc. 144A 0.000%, 10/1/31(1)	1,630	2,302
IREN Ltd. 144A 0.000%, 7/1/31(1)	2,210	2,327
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	1,275	1,984
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	910	941
		7,554

Leisure Time—1.4%
Carnival Corp. 5.750%, 12/1/27	575	1,280
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	2,765	2,651
		3,931

Machinery-Construction & Mining—1.5%
Bloom Energy Corp.
3.000%, 6/1/29	320	2,053
	Par Value	Value

Machinery-Construction & Mining—continued
144A 0.000%, 11/15/30(1)(3)	$1,900	$1,932
		3,985

Media—0.4%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	810	1,036
Metal Fabricate/Hardware—0.3%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	650	847
Mining—1.4%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	1,440	2,558
MP Materials Corp. 144A 3.000%, 3/1/30(1)	390	1,179
		3,737

Miscellaneous Manufacturing—0.8%
Axon Enterprise, Inc. 0.500%, 12/15/27	320	1,024
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	1,280	1,193
		2,217

Office REITs—0.4%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,125	1,101
Oil, Gas & Consumable Fuels—0.6%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	1,425	1,694
Personal Care Product—0.4%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	1,265	1,116
Pharmaceuticals—0.7%
Jazz Investments I Ltd. 3.125%, 9/15/30	1,550	1,893
Retail—0.5%
Burlington Stores, Inc. 1.250%, 12/15/27	930	1,328
Semiconductors—4.6%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,130	1,276
Impinj, Inc. 144A 0.000%, 9/15/29(1)	975	1,063
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	1,620	1,795
MKS, Inc. 1.250%, 6/1/30	1,415	1,698
Nova Ltd. 144A 0.000%, 9/15/30(1)	1,085	1,389
ON Semiconductor Corp. 0.000%, 5/1/27	700	810
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Semtech Corp. 144A 0.000%, 10/15/30(1)	$1,850	$1,876
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,120	1,127
Veeco Instruments, Inc. 2.875%, 6/1/29	1,080	1,341
Wolfspeed, Inc. 2.500%, 6/15/31	113	245
		12,620

Software—8.3%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	1,060	1,468
Bitfarms Ltd. 144A 1.375%, 1/15/31(1)	135	122
Cloudflare, Inc. 0.000%, 8/15/26	2,715	3,783
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	2,785	2,954
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	1,680	1,981
Nebius Group N.V. 144A 1.000%, 9/15/30(1)	945	1,204
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	1,450	1,598
Snowflake, Inc. 0.000%, 10/1/29	2,040	3,759
Strategy, Inc.
144A 0.000%, 12/1/29(1)	3,660	3,184
144A 0.000%, 3/1/30(1)	1,100	1,084
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	1,020	1,327
		22,464

Telecommunications—1.8%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	1,345	1,429
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)	900	1,205
InterDigital, Inc. 3.500%, 6/1/27	445	2,086
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	115	161
		4,881

Water Utilities—0.7%
American Water Capital Corp. 3.625%, 6/15/26	1,925	1,917
Total Convertible Bonds and Notes (Identified Cost $157,509)		184,074

Corporate Bonds and Notes—19.8%
Aerospace & Defense—1.1%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	700	723
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	850	892
	Par Value	Value

Aerospace & Defense—continued
TransDigm, Inc.
144A 6.375%, 5/31/33(1)	$590	$602
144A 6.750%, 1/31/34(1)	695	720
		2,937

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30	430	427
Automotive Parts & Equipment—0.9%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	565	584
American Axle & Manufacturing, Inc. 144A 7.750%, 10/15/33(1)	440	441
Clarios Global LP 144A 6.750%, 9/15/32(1)	580	593
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	425	447
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	445	444
		2,509

Building Materials—0.7%
AmeriTex HoldCo Intermediate LLC 144A 7.625%, 8/15/33(1)	465	486
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	570	591
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	845	879
		1,956

Chemicals—0.3%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	280	276
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	605	585
		861

Commercial Services—1.2%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)	910	925
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	430	434
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	695	733
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	495	511
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	585	605
		3,208

Computers—0.8%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	425	442
McAfee Corp. 144A 7.375%, 2/15/30(1)	840	769
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Computers—continued
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	$845	$899
		2,110

Containers & Packaging—0.4%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	735	737
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	430	421
		1,158

Diversified REITs—0.4%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	430	443
144A 6.250%, 1/15/33(1)	700	716
		1,159

Electric Utilities—0.5%
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	700	721
Talen Energy Supply LLC 144A 6.500%, 2/1/36(1)	570	590
		1,311

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)	445	465
Entertainment—0.8%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	890	849
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	285	292
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	590	587
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	295	289
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	270	254
		2,271

Environmental Services—0.4%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	535	560
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	560	582
		1,142

Financial Services—1.7%
Navient Corp.
9.375%, 7/25/30	220	242
7.875%, 6/15/32	450	465
OneMain Finance Corp.
7.125%, 11/15/31	715	741
7.125%, 9/15/32	575	594
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	550	584
	Par Value	Value

Financial Services—continued
144A 6.875%, 2/15/33(1)	$280	$290
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	550	558
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	550	577
144A 6.375%, 8/1/33(1)	555	578
		4,629

Food & Beverage—0.6%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	735	755
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	725	734
		1,489

Healthcare-Products—0.4%
Insulet Corp. 144A 6.500%, 4/1/33(1)	420	437
Medline Borrower LP 144A 5.250%, 10/1/29(1)	575	573
		1,010

Healthcare-Services—0.8%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)	575	600
DaVita, Inc. 144A 6.750%, 7/15/33(1)	550	570
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	445	466
Tenet Healthcare Corp. 6.125%, 10/1/28	435	435
		2,071

Housewares—0.2%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	485	498
Insurance—0.4%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	915	946
Internet—0.5%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	850	875
Snap, Inc. 144A 6.875%, 3/1/33(1)	565	578
		1,453

Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	590	613
Leisure Time—0.6%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	425	442
Carnival Corp. 144A 5.750%, 8/1/32(1)	295	303
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	$885	$910
		1,655

Lodging—0.1%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	300	305
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	560	584
Media—1.5%
CCO Holdings LLC
4.500%, 5/1/32	315	280
144A 6.375%, 9/1/29(1)	215	217
144A 7.375%, 3/1/31(1)	555	563
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	585	582
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	435	437
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	715	715
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)	580	581
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	575	586
		3,961

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	720	765
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	420	434
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	465	471
		1,670

Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	440	455
Oil, Gas & Consumable Fuels—1.3%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	430	447
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	425	437
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	560	580
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	305	311
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	430	437
SM Energy Co. 144A 7.000%, 8/1/32(1)	290	284
Sunoco LP 144A 6.250%, 7/1/33(1)	585	597
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	$526	$541
		3,634

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	300	194
Pipelines—0.2%
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	565	598
Retail—0.5%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)	590	597
Bath & Body Works, Inc. 6.875%, 11/1/35	280	293
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	555	570
		1,460

Software—0.4%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	580	584
UKG, Inc. 144A 6.875%, 2/1/31(1)	425	438
		1,022

Telecommunications—0.6%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	410	429
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	695	720
WULF Compute LLC 144A 7.750%, 10/15/30(1)	565	587
		1,736

Transportation—0.8%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	870	924
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	585	619
XPO, Inc. 144A 7.125%, 6/1/31(1)	695	726
		2,269

Total Corporate Bonds and Notes (Identified Cost $53,066)		53,766

	Shares
Convertible Preferred Stocks—9.0%
Aerospace & Defense—1.7%
Boeing Co. (The), 6.000%	71,565	4,632
Banks—2.1%
Wells Fargo & Co. Series L, 7.500%	4,650	5,753
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value
Capital Markets—1.2%
Ares Management Corp. Series B, 6.750%	24,215	$1,145
KKR & Co., Inc. Series D, 6.250%	39,745	1,948
		3,093

Electric Utilities—1.2%
NextEra Energy, Inc., 7.299%	10,990	577
PG&E Corp. Series A, 6.000%	66,675	2,741
		3,318

Financial Services—0.2%
Shift4 Payments, Inc., 6.000%	6,965	595
Healthcare Providers & Services—0.8%
BrightSpring Health Services, Inc., 6.750%	19,280	2,128
Semiconductors & Semiconductor Equipment—0.7%
Microchip Technology, Inc., 7.500%	33,915	1,964
Software—0.2%
Strategy, Inc., 8.000%	5,460	470
Technology Hardware, Storage & Peripherals—0.5%
Hewlett Packard Enterprise Co., 7.625%	18,615	1,258
Trading Companies & Distributors—0.4%
QXO, Inc., 5.500%	22,450	1,146
Total Convertible Preferred Stocks (Identified Cost $22,981)		24,357

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(4)(5)	630	— (6)
Total Preferred Stock (Identified Cost $62)		— (6)

Common Stocks—30.0%
Aerospace & Defense—0.4%
Axon Enterprise, Inc.(4)	399	292
RTX Corp.	4,450	794
		1,086

Automobiles—0.6%
Tesla, Inc.(4)(7)	3,755	1,714
Banks—1.3%
CCF Holdings LLC(3)(4)	1,026,972	62
CCF Holdings LLC Class M(3)(4)	219,990	13
Citigroup, Inc.	12,735	1,289
JPMorgan Chase & Co.(7)	3,810	1,186
Wells Fargo & Co.	10,500	913
		3,463

Beverages—0.2%
Coca-Cola Co. (The)	6,260	431
	Shares	Value

Biotechnology—0.6%
AbbVie, Inc.	2,815	$614
Argenx SE ADR(4)	558	457
Gilead Sciences, Inc.	5,745	688
		1,759

Broadline Retail—1.8%
Amazon.com, Inc.(4)	20,410	4,985
Capital Markets—0.9%
Blackstone, Inc.	1,420	208
Charles Schwab Corp. (The)(7)	4,700	444
Intercontinental Exchange, Inc.	2,815	412
Moody’s Corp.	1,535	737
Morgan Stanley(7)	4,455	731
		2,532

Chemicals—0.3%
DuPont de Nemours, Inc.	5,514	450
Ecolab, Inc.	1,580	405
		855

Commercial Services & Supplies—0.1%
Waste Management, Inc.	2,140	428
Communications Equipment—0.5%
Cisco Systems, Inc.	11,315	827
Motorola Solutions, Inc.	1,480	602
		1,429

Consumer Finance—0.2%
Capital One Financial Corp.	3,184	700
Consumer Staples Distribution & Retail—0.6%
Walmart, Inc.	15,300	1,548
Electric Utilities—0.3%
Constellation Energy Corp.	2,165	816
Electrical Equipment—0.6%
Eaton Corp. plc	2,375	906
Generac Holdings, Inc.(4)	428	72
Rockwell Automation, Inc.	1,485	547
		1,525

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. Class A	3,370	470
Entertainment—0.5%
LiveStyle, Inc. (3)(4)(5)	13,574	—
Netflix, Inc.(4)(7)	690	772
Take-Two Interactive Software, Inc.(4)	2,686	689
		1,461

Financial Services—0.7%
Mastercard, Inc. Class A	3,285	1,813
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—0.5%
Boston Scientific Corp.(4)(7)	7,620	$768
Intuitive Surgical, Inc.(4)	1,015	542
		1,310

Healthcare Providers & Services—0.9%
Cardinal Health, Inc.	4,200	801
McKesson Corp.	1,295	1,051
UnitedHealth Group, Inc.	2,120	724
		2,576

Hotels, Restaurants & Leisure—0.1%
Carnival Corp.(4)	14,830	428
Industrial Conglomerates—0.6%
3M Co.	4,260	709
GE Aerospace(7)	3,310	1,023
		1,732

Insurance—0.2%
Aon plc Class A	1,420	484
Interactive Media & Services—2.8%
Alphabet, Inc. Class A(4)	13,755	3,868
Alphabet, Inc. Class C	4,850	1,367
Meta Platforms, Inc. Class A	3,635	2,356
		7,591

IT Services—0.1%
International Business Machines Corp.	740	227
Shopify, Inc. Class A(4)	34	6
		233

Life Sciences Tools & Services—0.1%
Danaher Corp.	1,215	262
Machinery—1.0%
Caterpillar, Inc.	2,605	1,504
Parker-Hannifin Corp.	825	637
Xylem, Inc.	3,060	462
		2,603

Metals & Mining—0.2%
Freeport-McMoRan, Inc.(7)	12,350	515
Pharmaceuticals—0.3%
Eli Lilly & Co.	825	712
Real Estate Management & Development—0.3%
CBRE Group, Inc. Class A(4)	4,615	703
Semiconductors & Semiconductor Equipment—5.1%
Advanced Micro Devices, Inc.(4)	2,870	735
Analog Devices, Inc.	2,260	529
Broadcom, Inc.(7)	7,875	2,911
Lam Research Corp.	3,190	502
Micron Technology, Inc.(7)	3,385	758
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
NVIDIA Corp.	41,109	$8,323
		13,758

Software—4.2%
Atlassian Corp. Class A(4)	2,025	343
Cadence Design Systems, Inc.(4)(7)	2,510	850
Crowdstrike Holdings, Inc. Class A(4)	455	247
Intuit, Inc.	705	470
Microsoft Corp.	14,899	7,715
Oracle Corp.(7)	2,863	752
Palantir Technologies, Inc. Class A(4)	2,665	534
ServiceNow, Inc.(4)	500	460
		11,371

Specialized REITs—0.2%
Equinix, Inc.	530	448
Specialty Retail—1.1%
Chewy, Inc. Class A(4)	11,235	379
Home Depot, Inc. (The)	2,590	983
O’Reilly Automotive, Inc.(4)(7)	6,510	615
TJX Cos., Inc. (The)	6,485	909
		2,886

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	24,095	6,515
Textiles, Apparel & Luxury Goods—0.1%
NIKE, Inc. Class B	6,010	388
Total Common Stocks (Identified Cost $70,074)		81,530

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(3)(4)	363,920	—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—126.6% (Identified Cost $303,692)		343,727

Short-Term Investment—7.7%
Money Market Mutual Fund—7.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.982%)(8)	20,897,529	20,898
Total Short-Term Investment (Identified Cost $20,898)		20,898

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—134.3% (Identified Cost $324,590)		364,625

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $33)	$(28)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—134.3% (Identified Cost $324,557)	$364,597
Other assets and liabilities, net—(34.3)%	(93,161)
NET ASSETS—100.0%	$271,436

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to a value of $153,875 or 56.7% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	Security is restricted from resale.
(6)	Amount is less than $500 (not in thousands).
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $6,795.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Cayman Islands	2
Bermuda	2
Canada	1
Israel	1
Australia	1
Panama	1
Total	100%
† % of total investments, net of written options, as of October 31, 2025.

Open written options contracts as of October 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Boston Scientific Corp.	(38)	$(422)	$111.00	11/21/25	$(— ) (3)
Broadcom, Inc.	(39)	(1,657)	425.00	11/21/25	(10)
Cadence Design Systems, Inc.	(13)	(501)	385.00	11/21/25	(1)
Charles Schwab Corp. (The)	(24)	(252)	105.00	11/21/25	(— ) (3)
Freeport-McMoRan, Inc.	(62)	(298)	48.00	11/21/25	(2)
GE Aerospace	(17)	(586)	345.00	11/21/25	(1)
JPMorgan Chase & Co.	(19)	(636)	335.00	11/21/25	(2)
Micron Technology, Inc.	(17)	(493)	290.00	11/21/25	(2)
Morgan Stanley	(31)	(558)	180.00	11/21/25	(1)
Netflix, Inc.	(3)	(383)	1,275.00	11/21/25	(1)
Oracle Corp.	(20)	(720)	360.00	11/21/25	(1)
O’Reilly Automotive, Inc.	(33)	(352)	106.67	11/21/25	(— ) (3)
Tesla, Inc.	(19)	(1,045)	550.00	11/21/25	(7)
Total Written Options					$(28)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$184,074	$—	$182,142	$1,932
Corporate Bonds and Notes	53,766	—	53,766	—
Equity Securities:
Convertible Preferred Stocks	24,357	24,357	—	—
Preferred Stock	—	—	—	— (1)
Common Stocks	81,530	81,455	—	75 (2)
Warrant	—	—	—	— (2)
Money Market Mutual Fund	20,898	20,898	—	—
Total Assets	364,625	126,710	235,908	2,007
Liabilities:
Other Financial Instruments:
Written Options	(28)	(27)	(1)	—
Total Liabilities	(28)	(27)	(1)	—
Total Investments, Net of Written Options	$364,597	$126,683	$235,907	$2,007

(1)	Amount is less than $500 (not in thousands).
(2)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Preferred Stock	Common Stocks	Warrant
Investments in Securities
Balance as of January 31, 2025:	$133	$—	$63	$63 (a)	$7
Net change in unrealized appreciation (depreciation)(b)	(28)	30	(63)	12	(7)
Purchases	1,902	1,902	—	—	—
Balance as of October 31, 2025	$2,007	$1,932	$— (c)	$75 (a)	$— (a)
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2025, was $(28).
(c) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2025:
Investments in Securities – Assets	Ending Balance at October 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$—(b)	Discounted cash flows liquidation approach	Discount rate	25.07% (24.79% - 25.31%)	Decrease

Common Stocks:
CCF Holdings LLC	$62	OPM and Last transaction	Volatility	41.57% (40.00% - 44.70%)	Increase

CCF Holdings LLC Class M	$13	OPM and Last transaction	Volatility	41.57% (40.00% - 44.70%)	Increase

Warrant:
CCF Holdings LLC	$—	Black-Scholes Model	Volatility	41.57% (40.00% - 44.70%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
(b)Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.